Long Term Debt - Additional Information (Detail) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 01, 2017	Dec. 19, 2016	Jun. 30, 2017	Dec. 31, 2016	Apr. 27, 2017
Debt Instrument [Line Items]
Proceeds from senior notes offering			$ 347,354,000
6.875% Senior Unsecured Notes, Due February 2025
Debt Instrument [Line Items]
Debt instrument interest rate percentage	6.875%
Debt instrument maturity date			Feb. 01, 2025
Issue price of notes as a percentage of par value	99.244%
6.875% Senior Unsecured Notes, Due February 2025 | Private Placement
Debt Instrument [Line Items]
Aggregate principal amount	$ 350,000,000
Debt instrument interest rate percentage	6.875%
Debt instrument maturity date			Feb. 01, 2025
Borrowing base reduced amount	$ 87,500,000
Issue price of notes as a percentage of par value	99.244%
Proceeds from senior notes offering	$ 338,600,000
Debt instrument redemption price percentage	106.875%
Debt instrument, redemption description			We may redeem all or any part of the 2025 Senior Notes at a "make-whole" redemption price, plus accrued and unpaid interest, at any time before February 1, 2020. We may also redeem up to 35% of the aggregate principal amount of the 2025 Senior Notes prior to February 1, 2020 in an amount not greater than the net cash proceeds from one or more equity offerings at a redemption price of 106.875% of the principal amount of the 2025 Senior Notes, plus accrued and unpaid interest.
Minimum
Debt Instrument [Line Items]
Amount of borrowing base and elected commitment			$ 450,000,000
Aggregate principal amount			50,000,000
Maximum
Debt Instrument [Line Items]
Amount of borrowing base and elected commitment			650,000,000
Aggregate principal amount			75,000,000
Maximum | 6.875% Senior Unsecured Notes, Due February 2025 | Private Placement
Debt Instrument [Line Items]
Debt instrument redemption percentage of principal amount	35.00%
WRD Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit expiration period		5 years
Line of credit maximum borrowing capacity		$ 1,000,000,000
Amount of borrowing base and elected commitment	$ 362,500,000	$ 450,000,000	$ 650,000,000
Debt issuance date				Dec. 19, 2016
Secured Credit Facility, discount rate		9.00%
Interest description				Borrowings under our revolving credit facility will bear interest, at our option, at either (i) the greatest of (x) the prime rate as determined by the administrative agent, (y) the federal funds effective rate plus 0.50%, and (z) the adjusted LIBOR for a one month interest period plus 1.0%, in each case, plus a margin that varies from 1.25% to 2.25% per annum according to the total commitments usage (which is the ratio of outstanding borrowings and letters of credit to the least of the total commitments, the borrowing base and the aggregate elected commitments then in effect), (ii) the adjusted LIBOR plus a margin that varies from 2.25% to 3.25% per annum according to the total commitment usage or (iii) the applicable LIBOR market index rate plus a margin that varies from 2.25% to 3.25% per annum according to the total commitment usage. The unused portion of the total commitments are subject to a commitment fee that varies from 0.375% to 0.50% per annum according to our total commitments usage.
WRD Revolving Credit Facility | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Interest rate spread				0.50%
WRD Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate spread				1.00%
WRD Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Secured Credit Facility lien percentage		85.00%
Commitment fee percentage				0.375%
Ratio of current assets to current liabilities				1.00
WRD Revolving Credit Facility | Minimum | Adjusted LIBOR
Debt Instrument [Line Items]
Libor Margin				1.25%
WRD Revolving Credit Facility | Minimum | Applicable Market Indexed London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Libor Margin				2.25%
WRD Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage				0.50%
Ratio of total debt to EBITDAX				400.00%
WRD Revolving Credit Facility | Maximum | Adjusted LIBOR
Debt Instrument [Line Items]
Libor Margin				2.25%
WRD Revolving Credit Facility | Maximum | Applicable Market Indexed London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Libor Margin				3.25%
WRD Revolving Credit Facility | Standby Letters of Credit | Railroad Commission Of Texas
Debt Instrument [Line Items]
Letters of Credit Outstanding					$ 1,900,000
WRD Revolving Credit Facility | Certain Properties Prior to February 2, 2017 | Minimum
Debt Instrument [Line Items]
Secured Credit Facility lien percentage		75.00%